Other Comprehensive Income (Loss) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Changes in fair value of financial assets measured at fair value through OCI:
Amounts arising during the year	¥ (16,546)	¥ 4,365	¥ (2,868)
Tax effects	4,235	(2,056)	214
Changes in fair value of financial assets measured at fair value through OCI	(12,311)	2,309	(2,654)
Remeasurement of defined benefit pension plans:
Amounts arising during the year	(9,277)	(7,172)	23,315
Tax effects	2,231	2,170	(5,563)
Remeasurement of defined benefit pension plans	(7,046)	(5,002)	17,752
Exchange differences on translation of foreign operations:
Amounts arising during the year	(153,790)	956,254	566,683
Reclassification adjustments to profit or (loss)	0	0	0
Before tax effects	(153,790)	956,254	566,683
Tax effects	445	12,588	52,090
Exchange differences on translation of foreign operations	(153,345)	968,842	618,773
Changes in fair value of financial assets measured at fair value through OCI:
Amounts arising during the year	(16,363)	(16,150)	(9,118)
Reclassification adjustments to profit or (loss)	16,363	16,150	9,118
Before tax effects	0	0	0
Tax effects	0	0	0
Changes in fair value of financial assets measured at fair value through OCI	0	0	0
Cash flow hedges:
Amounts arising during the year	3,627	171,059	56,437
Reclassification adjustments to profit or (loss)	(6,453)	(137,265)	(87,337)
Before tax effects	(2,826)	33,794	(30,900)
Tax effects	1,870	(10,338)	9,449
Cash flow hedges	(956)	23,456	(21,451)
Hedging cost:
Amounts arising during the year	18,663	12,392	(21,426)
Reclassification adjustments to profit or (loss)	(7,350)	(2,024)	(3,052)
Before tax effects	11,313	10,368	(24,478)
Tax effects	(3,350)	(3,171)	7,485
Hedging cost	7,963	7,197	(16,993)
Share of other comprehensive loss of investments accounted for using the equity method:
Amounts arising during the year	(145)	(1,793)	(892)
Reclassification adjustments to profit or (loss)	0	0	0
Before tax effects	(145)	(1,793)	(892)
Tax effects	0	0	0
Share of other comprehensive loss of investments accounted for using the equity method	(145)	(1,793)	(892)
Other comprehensive income (loss) for the year, net of tax	¥ (165,841)	¥ 995,009	¥ 594,535